UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): None
Commission File Number of securitizer: N/A
Central Index Key Number of securitizer: 0001631602

South Carolina State Education Assistance Authority
(Exact name of securitizer as specified in its charter)

Jane W. Honeycutt, (803) 612-5096
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

South Carolina State Education Assistance Authority (Securitizer)

Date: February 28, 2017

By: /s/ Jane W. Honeycutt (Signature)

Name: Jane W. Honeycutt

Title: Chief Financial Officer